Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Common Share [Abstract]
Basic and Diluted Earnings Per Common Share	The components of the calculation of basic and diluted earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:
	Six months ended June 30,	Six months ended June 30,
	2022	2023
Net income and comprehensive income	$6,657,133	$77,340,987
Dividend on Series A Preferred Shares	—	(451,111)
Deemed dividend on Series A Preferred Shares	—	(931,034)
Net income attributable to common shareholders	$6,657,133	$75,958,842

Weighted average number of common shares outstanding, basic	9,461,009	14,810,147
Effect of dilutive shares	44,682,646	44,682,646
Weighted average number of common shares outstanding, diluted	54,143,655	59,492,793
Earnings per common share, basic	$0.70	$5.13
Earnings per common share, diluted	$0.12	$1.28